Parent Company Only Financial Information (Condensed Statements of Cash Flows) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities:
Net cash provided by operating activities	¥ (3,366,465)	¥ 1,028,836	¥ (1,791,585)
Cash flows from investing activities:
Other—net	(180,180)	6,608	73,762
Net cash used in investing activities	(1,686,306)	(3,336,616)	(1,252,841)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	4,581,637	3,829,535	3,210,761
Repayment of long-term debt	(4,842,105)	(22,910,590)	(3,956,044)
Proceeds from sales of treasury stock	3,067	11,039	3,327
Payments for acquisition of treasury stock	(500,066)	(418,444)	(400,090)
Other—net	117,704	51,976	(39,579)
Net cash provided by (used in) financing activities	(14,955,777)	1,405,813	(2,768,754)
Net decrease in cash and cash equivalents	(18,925,814)	(820,525)	(3,832,709)
Cash and cash equivalents at beginning of fiscal year	109,304,211	110,124,736	113,957,445
Cash and cash equivalents at end of fiscal year	90,378,397	109,304,211	110,124,736
MUFG:
Cash flows from operating activities:
Net cash provided by operating activities	1,402,113	1,316,469	839,937
Cash flows from investing activities:
Proceeds from sales and dispositions of investments in subsidiaries and affiliated companies	0	0	865
Net decrease (increase) in loans to subsidiaries	(1,064,070)	1,916,662	(231,891)
Other—net	(14,446)	(13,231)	(8,787)
Net cash used in investing activities	(1,078,516)	1,903,431	(239,813)
Cash flows from financing activities:
Net decrease in short-term borrowings from subsidiaries	(10,002)	(157,654)	(6,025)
Proceeds from issuance of long-term debt	2,358,104	1,609,505	1,809,416
Repayment of long-term debt	(1,294,093)	(3,526,431)	(1,578,887)
Proceeds from sales of treasury stock	1	1	1
Payments for acquisition of treasury stock	(500,062)	(400,042)	(400,037)
Dividends paid	(848,402)	(532,977)	(439,755)
Other—net	(12,682)	(8,818)	(10,700)
Net cash provided by (used in) financing activities	(307,136)	(3,016,416)	(625,987)
Net decrease in cash and cash equivalents	16,461	203,484	(25,863)
Cash and cash equivalents at beginning of fiscal year	351,224	147,740	173,603
Cash and cash equivalents at end of fiscal year	¥ 367,685	¥ 351,224	¥ 147,740